Business Combinations - Table 1 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010 M Y
Schedule of Aggregate Purchase Price Allocation of Acquisitions
Property and equipment, net	$ 17.6
Identifiable intangible assets:
Goodwill	12.6
Total assets acquired	43.2
Total current liabilities assumed	(0.7)
Total allocation of purchase price consideration	42.5
Noncompete Agreements [Member]
Identifiable intangible assets:
Identifiable intangible assets (Noncompete agreements, Tradenames and Licenses)	11.4
Useful Lives of Acquired Finite-Lived Intangible Assets [Abstract]
Acquired Finite-Lived Intangible Assets Useful Life Minimum	16
Acquired Finite-Lived Intangible Assets Useful Life Maximum	6
Trade Names [Member]
Identifiable intangible assets:
Identifiable intangible assets (Noncompete agreements, Tradenames and Licenses)	1.2
Useful Lives of Acquired Finite-Lived Intangible Assets [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life	10
Licenses [Member]
Identifiable intangible assets:
Identifiable intangible assets (Noncompete agreements, Tradenames and Licenses)	$ 0.4
Useful Lives of Acquired Finite-Lived Intangible Assets [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life	20